Expense Example - Hartford Moderate Allocation Fund	Class A Year 1	Class A Year 3	Class A Year 5	Class A Year 10	Class C Year 1	Class C Year 3	Class C Year 5	Class C Year 10	Class I Year 1	Class I Year 3	Class I Year 5	Class I Year 10	Class R3 Year 1	Class R3 Year 3	Class R3 Year 5	Class R3 Year 10	Class R4 Year 1	Class R4 Year 3	Class R4 Year 5	Class R4 Year 10	Class R5 Year 1	Class R5 Year 3	Class R5 Year 5	Class R5 Year 10	Class F Year 1	Class F Year 3	Class F Year 5	Class F Year 10
USD ($)	653	872	1,108	1,784	289	585	1,006	2,180	80	249	433	966	143	443	766	1,680	108	337	585	1,294	83	259	450	1,002	72	224	390	871